SUPPLEMENT DATED SEPTEMBER 17, 2013
TO THE PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE II PROSPECTUS
DATED MAY 1, 2013
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

POLICY RISKS
On page 6, add the following paragraph at the end of the section:
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.

SUMMARY: FEE TABLES
On pages 7-9, replace the entire section with the following:
SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy, surrender the Policy, or transfer cash value between investment option.

For Policies with a policy date 01/01/2014 and later(1):

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(2)	upon receipt of premium
Maximum		7.50% of premium paid(3)
Current		7.50% of premium paid(3)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a policy year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(4)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits(5)
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of policy value
Current (if Policy is issued with the guideline premium/cash value corridor test)(6)		3.50% of policy value
Current (if the Policy is issued with the cash value accumulation test)(6)		7.50% of policy value

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00167 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.00667 per $1,000 of net amount at risk(8)
Asset Based Charge:	monthly	equivalent to:
Maximum		0.30% of net policy value per year
Current		0.30% of net policy value per year
Monthly Policy Issue Charge	monthly
Maximum		$0.52084 per $1,000 of total face amount
Minimum		$0.02667 per $1,000 of total face amount
Current Charge for Representative Insured (The representative insured is a 45 year-old male in with a risk classification of preferred non-tobacco for policy year one)		$0.05 per $1,000 of total face amount
Net Policy Loan Charge(9)	annually
Maximum	(accrued daily)	1.0% of loan indebtedness per year(10)
Current		1.0% of loan indebtedness per year(10)
Optional Insurance Benefits(5)
Supplemental Benefit Rider (Cost of Supplemental Insurance)(7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00083 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.00333 per $1,000 of net amount at risk(8)

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2012(11)
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)(12)	0.26%	1.85%

(1)	In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to 01/01/2014.

(2)	Sales charge varies over time as described in section CHARGES AND DEDUCTIONS - Premium Expense Charge.

(3)	Premium paid up to target premium. The maximum sales charge on premium paid in excess of target premium is 3.00%.

(4)
Please note that in addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. For more information regarding transfers, see GENERAL DESCRIPTION OF THE POLICY - Policy Limitations.

(5)	For more information see GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.

(6)	For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.

(7)
This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.

(8)	See GLOSSARY for definition.

(9)	The difference between the interest charged on the loan indebtedness and the interest credited to the loan account. See LOANS - Policy Loans for the actual rates.

(10)	This charge decreases after policy year ten.

(11)
The following underlying mutual funds are considered “funds of funds”; Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, PIMCO All Asset Portfolio, TOPS Managed Risk Balanced ETF Portfolio, TOPS Managed Risk Growth ETF Portfolio and TOPS Managed Risk Moderate Growth ETF Portfolio. As disclosed in the prospectus for each of these underlying mutual funds, these funds have higher expenses than other funds due to a two-tiered level of expenses.

(12)	None of the mutual funds underlying the policy impose a short-term redemption fee, although the managers of such funds reserve the right to assess such a fee in the future.

For Policies with a policy date prior to 01/01/2014:

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		7.00% of premium paid(2)
Current		7.00% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a policy year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits(4)
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of policy value
Current (if Policy is issued with the guideline premium/cash value corridor test)(5)		3.50% of policy value
Current (if the Policy is issued with the cash value accumulation test)(5)		7.50% of policy value

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance (6)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(7)
Minimum		$0.00167 per $1,000 of net amount at risk(7)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.00667 per $1,000 of net amount at risk(7)
Asset Based Charge:	monthly	equivalent to:
Maximum		0.20% of net policy value per year
Current		0.20% of net policy value per year
Monthly Policy Issue Charge	monthly
Maximum		$0.41667 per $1,000 of total face amount
Minimum		$0.02667 per $1,000 of total face amount
Current Charge for Representative Insured (The representative insured is a 45 year-old male in with a risk classification of preferred non-tobacco for policy year one)		$0.05 per $1,000 of total face amount
Net Policy Loan Charge(8)	annually
Maximum	(accrued daily)	1.0% of loan indebtedness per year(9)
Current		1.0% of loan indebtedness per year(9)
Optional Insurance Benefits(4)
Supplemental Benefit Rider (Cost of Supplemental Insurance)(6)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(7)
Minimum		$0.00167 per $1,000 of net amount at risk(7)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.005 per $1,000 of net amount at risk(7)

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2012(10)
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)(11)	0.26%	1.85%

(1)	Sales charge varies over time as described in section CHARGES AND DEDUCTIONS - Premium Expense Charge.

(2)	Premium paid up to target premium. The maximum sales charge on premium paid in excess of target premium is 1.00%.

(3)
Please note that in addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. For more information regarding transfers, see GENERAL DESCRIPTION OF THE POLICY - Policy Limitations.

(4)	For more information see GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.

(5)	For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.

(6)
This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.

(7)	See GLOSSARY for definition.

(8)	The difference between the interest charged on the loan indebtedness and the interest credited to the loan account. See LOANS - Policy Loans for the actual rates.

(9)	This charge decreases after policy year ten.

(10)
The following underlying mutual funds are considered “funds of funds”; Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, PIMCO All Asset Portfolio, TOPS Managed Risk Balanced ETF Portfolio, TOPS Managed Risk Growth ETF Portfolio and TOPS Managed Risk Moderate Growth ETF Portfolio. As disclosed in the prospectus for each of these underlying mutual funds, these funds have higher expenses than other funds due to a two-tiered level of expenses.

(11)	None of the mutual funds underlying the policy impose a short-term redemption fee, although the managers of such funds reserve the right to assess such a fee in the future.

GLOSSARY
On page 10, replace the definition of net amount at risk with the following:
net amount at risk - the amount upon which cost of insurance charges are based. As described in the Policy, it is the result of:

•	the death benefit at the beginning of the policy month, divided by (1 + guaranteed minimum interest rate on the fixed account)(1/12); minus

•	the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

CORPORATE ORGANIZATION AND OPERATION
On page 13, replace all text in The Fixed Account section with the following:
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, and any interest in it, is not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from our home office or from a registered representative. Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.

For Policies with a policy date January 1, 2014 and later*:
We guarantee that the fixed account value accrues interest daily at an effective annual rate of 2% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

*	In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to January 1, 2014.
For Policies with a policy date prior to January 1, 2014:
We guarantee that the fixed account value accrues interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.
We may defer payments of proceeds payable out of the fixed account for a period of up to six months.
Our underwriting guidelines prohibit fixed account values in related policies** to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of net premium payment allocations and/or transfers to the fixed account may be made by related policies. In the absence of your instructions, we will refund the premium payment to the owner and/or reject the transfer instructions which would otherwise cause these limits to be exceeded.

**	Related policies are those owned and/or sponsored by a single entity (for example, the employer of the insureds). We determine what policies are related.

We reserve the right to limit premium payments and/or transfers allocated to the fixed account.

CHARGES AND DEDUCTIONS
On page 14, replace all text in the Premium Expense Charge (Sales Charge and Taxes) section with the following:
When we receive your premium payment, we deduct a premium expense charge. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including commissions paid to registered representatives, printing of prospectuses and sales literature.
For Policies with a policy date January 1, 2014 and later(1):
Current Premium Expense Charge (as a % of Premium Paid) (2)

Years since issue or adjustment	Sales Charge(3)	Federal, State and Local Taxes	Total
through 1	3.00%	3.25%	6.25%
2 through 7	7.50%	3.25%	10.75%
more than 8	2.50%	3.25%	5.75%

(1)	In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to January 1, 2014.

(2)	Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to a total face amount increase.

(3)	Assessed against premiums up to target premium. There is a 3.00% sales charge on premiums in excess of target premium through year 1 since issue or adjustment and 0.50% thereafter.
Maximum Premium Expense Charge

•	The maximum premium expense charge on premiums paid (up to target premium) is:
•in the first policy year: 6.25% of premium (3.00% sales charge; 3.25% federal, state, and local taxes*)
•in policy years 2 through 7: 10.75% of premium (7.50% sales charge; 3.25% federal, state, and local taxes*)
•in policy years 8+: 5.75% of premium (2.50% sales charge; 3.25% federal, state, and local taxes*)

•	The maximum premium expense charge on premiums paid over target premium is:
•in the first policy year: 6.25% of premium (3.00% sales charge; 3.25% federal, state, and local taxes*)
•in policy years 2+: 3.75% (0.50% sales charge; 3.25% federal, state, and local taxes*)

*
The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

For Policies with a policy date prior to January 1, 2014:
Current Premium Expense Charge (as a % of Premium Paid)*

Years since issue or adjustment	Sales Charge**	Federal, State and Local Taxes	Total
through 1	3.75%	3.25%	7.00%
2 through 5	7.00%	3.25%	10.25%
6 through 10	5.75%	3.25%	9.00%
more than 10	3.00%	3.25%	6.25%

*	Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to a total face amount increase.

**	Assessed against premiums up to target premium. There is a 1.00% sales charge on premiums in excess of target premium.
Maximum Premium Expense Charge

•	The maximum premium expense charge on premiums paid (up to target premium) is:
•in the first policy year: 7.00% of premium (3.75% sales charge; 3.25% federal, state, and local taxes*)
•in policy years 2 through 5: 10.25% of premium (7.00% sales charge; 3.25% federal, state, and local taxes*)
•in policy years 6 through 10: 9.00% of premium (5.75% sales charge; 3.25% federal, state, and local taxes*)
•after policy year 10: 6.25% of premium (3.00% sales charge; 3.25% federal, state, and local taxes*)

•	The maximum premium expense charge on premiums paid over target premium (in all policy years) is 4.25% of premium (1.00% sales charge; 3.25% federal, state, and local taxes*)

*
The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

Target Premium
The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A - TARGET PREMIUM). The target premium is a calculated premium amount used to determine the premium expense charge. The target premium is not required to be paid.
On page 16, under the Asset Based Charge, replace the second paragraph with the following:
For Policies with a policy date of January 1, 2014 and later*: Each month we deduct an asset based charge at an annual rate of 0.30% of the net policy value.
For Policies with a policy date prior to January 1, 2014: Each month we deduct an asset based charge at an annual rate of 0.20% of the net policy value.

*	In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to January 1, 2014.
On page 16, replace all text in the Monthly Policy Issue Charge section with the following:
This charge reimburses us for the expenses associated with Policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of total face amount and varies by gender (if applicable), age, tobacco status and risk classification; the charge ranges from a minimum of $0.03 to a maximum of $0.53 per $1,000 total face amount. For Policies with a policy date January 1, 2014 and later*, this charge is applied in all years. For Policies with a policy date prior to January 1, 2014 this charge is applied for ten years from policy issue or total face amount increase; however, we reserve the right to apply this charge in all years. Any total face amount increase will have its own monthly policy issue charge.

*	In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to January 1, 2014.

GENERAL DESCRIPTION OF THE POLICY
On page 22, under Optional Insurance Benefits - replace the Enhanced Cash Surrender Value Rider, section with the following:
Enhanced Cash Surrender Value Rider
This rider is automatically added to all Policies at issue. If you surrender this policy in full, we will pay an amount in addition to the net policy value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. In Florida, the additional amount is only available upon a full cash surrender of the policy that is not associated with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. This rider has no value unless or until you surrender the Policy in full. There is no charge for this rider.
For Policies with a policy date January 1, 2014 and later*:

Policy Year of Surrender	Additional Amount
1	7.90% of premium received since issue less partial surrenders
2	9.80% of premium received since issue less partial surrenders
3	9.80% of premium received since issue less partial surrenders
4	9.35% of premium received since issue less partial surrenders
5	8.85% of premium received since issue less partial surrenders
6	8.15% of premium received since issue less partial surrenders
7	7.45% of premium received since issue less partial surrenders
8	6.20% of premium received since issue less partial surrenders
9	4.95% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders

*	In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to January 1, 2014.
For Policies with a policy date prior to January 1, 2014:

Policy Year of Surrender	Additional Amount
1	9.00% of premium received since issue less partial surrenders
2	11.25% of premium received since issue less partial surrenders
3	11.50% of premium received since issue less partial surrenders
4	11.50% of premium received since issue less partial surrenders
5	11.25% of premium received since issue less partial surrenders
6	10.00% of premium received since issue less partial surrenders
7	8.75% of premium received since issue less partial surrenders
8	7.50% of premium received since issue less partial surrenders
9	6.25% of premium received since issue less partial surrenders
10	5.05% of premium received since issue less partial surrenders
11	3.10% of premium received since issue less partial surrenders
12	1.25% of premium received since issue less partial surrenders
13+	0.00% of premium received since issue less partial surrenders

On page 23, under Suicide, replace the existing text with the following:
Death proceeds are not paid if the insured dies by suicide, while sane or insane, generally, within two years of the policy date (or, generally, two years from the date of total face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a total face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies). The length of the suicide period (i.e., the two years referenced here) may be less in some states.

LOANS
On page 36, under Policy Loans, replace the first bullet point with the following:

•	The maximum amount you may borrow is 90% of the net policy value as of the date we process the policy loan (100% of the net policy value in Arizona).

POLICY TERMINATION AND REINSTATEMENT
On page 38, under Minimum Required Premium, add the following to the end of the section:
The length of the grace period and/or the calculation for the minimum required premium may be different in some states.
On page 38, under Reinstatement, replace (c) in the list with the following:

(c)	not more than three years have elapsed since the policy terminated (this time period may be longer in some states);